Debt Unrealized Gains (Losses) From Debt Hedges Included In Accumulated Other (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2017	Jan. 31, 2015	Apr. 30, 2014	Aug. 31, 2011	Nov. 30, 2002	Mar. 31, 1999
Debt Instrument [Line Items]
Unrealized Gain (Loss)	$ (16.4)	$ (17.2)
3.75% Senior Notes due 2021
Debt Instrument [Line Items]
Unrealized Gain (Loss)	(1.0)					$ (5.1)
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Unrealized Gain (Loss)	(2.4)							$ (4.2)
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Unrealized Gain (Loss)	3.3						$ 5.1
4.35% Senior Notes due 2044
Debt Instrument [Line Items]
Unrealized Gain (Loss)	(1.4)				$ (1.6)
3.70% Senior Notes due 2045
Debt Instrument [Line Items]
Unrealized Gain (Loss)	(11.7)			$ (12.9)
4.125% Senior Notes due 2047
Debt Instrument [Line Items]
Unrealized Gain (Loss)	$ (7.6)		$ (8.0)